Financial Instruments - Schedule of Derivatives Not Designated as Hedging Instruments - Net Effect on the Statement Of Comprehensive Income (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Option, Quantitative Disclosures [Line Items]
Total	$ (1,525)	$ 1,287	$ 369
Reclassification to Interest and finance costs net due to de-designations [Member}
Fair Value, Option, Quantitative Disclosures [Line Items]
Gain (Loss) on Interest Rate Derivative Instruments Not Designated as Hedging Instruments	(467)	144	122
Bunker and EUAs swaps	$ (1,058)	$ 1,143	$ 247